Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash	€ 837,328	€ 1,079,063
Securities and time deposits	342,859	324,429
Cash and cash equivalents	1,180,187	1,403,492
Restricted cash	€ 29,240	€ 26,467